Outstanding Principal Balance And The Carrying Amount Of These Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Outstanding principal balance	$ 773,379	$ 704,972
Business Acquisition
Outstanding principal balance	26,639
Carrying amount	$ 25,332